Business Segment Information (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Sales and operating revenue:
Customers	¥ 7,181,273	¥ 7,213,998	¥ 7,729,993
Consumer, Professional & Devices [Member]
Sales and operating revenue:
Customers	3,345,048	3,207,546	3,926,386
Intersegment	227,696	310,573	431,363
Total	3,572,744	3,518,119	4,357,749
Networked Products & Services [Member]
Sales and operating revenue:
Customers	1,493,136	1,511,575	1,684,758
Intersegment	86,195	61,041	70,885
Total	1,579,331	1,572,616	1,755,643
Pictures [Member]
Sales and operating revenue:
Customers	599,654	705,237	717,513
Intersegment	312
Total	599,966	705,237	717,513
Music [Member]
Sales and operating revenue:
Customers	457,771	511,097	363,074
Intersegment	12,972	11,519	23,979
Total	470,743	522,616	387,053
Financial Services [Member]
Sales and operating revenue:
Customers	798,495	838,300	523,307
Intersegment	8,031	13,096	14,899
Total	806,526	851,396	538,206
All Other [Member]
Sales and operating revenue:
Customers	377,816	379,862	453,603
Intersegment	70,004	80,904	76,523
Total	447,820	460,766	530,126
Corporate and elimination [Member]
Sales and operating revenue:
Customers	¥ (295,857)	¥ (416,752)	¥ (556,297)